Debt, Net - Components of debt (Details) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt, net, current:
Less, debt issuance costs, current		$ 0	$ (672)	$ (154)
Total		2,326	16,666	5,120
Debt, net, non-current:
Debt, gross, noncurrent		43,585	51,809
Less, debt issuance costs, noncurrent		(2,449)	(2,115)	(4,026)
Total		137,377	143,638	142,665
Unamortized discount		12,168	10,024	14,700
Notes payable
Debt, net, current:
Debt, gross, current		126	115
Debt, net, non-current:
Debt, gross, noncurrent		301	345
Sprott Credit Agreement
Debt, net, current:
Debt, gross, current		2,200	17,223	5,274
Debt, net, non-current:
Debt, gross, noncurrent	[1]		51,809	61,894
Unamortized discount		12,200	12,200
Subordinated Notes
Debt, net, non-current:
Debt, gross, noncurrent		$ 95,940	$ 93,599	$ 84,797

[1]	Non-current portion of the Sprott Credit Agreement as of the years ended December 31, 2021 and 2020 is presented net of original issue discount of 10.0 million and $14.7 million, respectively.